Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 25, 2015
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Nov. 25, 2015
Document Effective Date	Nov. 25, 2015
Prospectus Date	Nov. 25, 2015
Weiss Alternative Balanced Risk Fund | Class I
Prospectus:
Trading Symbol	WEISX
Weiss Alternative Balanced Risk Fund | Class K
Prospectus:
Trading Symbol	WEIKX